CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Q1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES :
Net loss	$ (738,273)	$ (868,291)	$ (1,938,837)	$ (3,080,914)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	117,161	117,161	475,148	475,148
Depreciation	58,309	60,554	237,388	244,704
Share-based compensation for stock and options issued to employees	12,928	4,612	27,667	15,648
Share-based compensation for options issued to non-employees	62,420	19,928	121,503	66,282
Equity in earnings (loss) of unconsolidated subsidiary	0	0	0	0
Amortization of debt discount on convertible note	0	(81,285)	(78,078)	178,548
Amortization of deferred financing costs	0	7,309	7,309	74,000
Warrants issued (cancelled) for services	0	72,771	72,771	(48,776)
Common stock issued for services	0	42,600	(22,650)	158,250
Common stock issued for interest due on convertible note	0	2,063	2,063	127,343
Loss on early extinguishment of convertible note	0	135,078	135,078	0
Change in operating assets and liabilities:
Accounts receivable	(180,100)	(71,485)	(616,948)	(73,180)
Inventory	(40,147)	14,638	69,949	132,038
Prepaid expenses and deferred charges	59,235	(4,031)	(14,046)	70,636
Notes receivable and accrued interest	0	777,710	777,710	524,510
Accounts payable	126,157	(310,918)	(198,113)	(606,057)
Accrued liabilities	(13,740)	(67,146)	(42,762)	(57,002)
Accrued interest	0	6,535	(13,360)	(27,781)
Deferred revenue	(14,539)	(14,539)	(58,959)	76,312
Total	187,684	711,555	881,670	1,346,996
Net Cash Used in Operating Activities	(550,589)	(156,736)	(1,057,167)	(1,733,918)
INVESTING ACTIVITIES :
Purchase of property and equipment	0	(15,996)	(30,884)	(39,093)
Net Cash Used in Investing Activities	0	(15,996)	(30,884)	(34,156)
FINANCING ACTIVITIES :
Proceeds from sale of common stock and warrants, net	0	610,000	610,000	1,823,446
Proceeds from exercise of common stock warrants	0	1,350,000	1,800,000	0
Offering cost adjustment - preferred stock sale in 2011	10,509	0	0	8,000
Repayment of principle due on convertible note	0	(776,609)	(776,610)	(81,666)
Net Cash Provided by Financing Activities	10,509	1,183,391	1,633,390	1,751,644
Net Increase (Decrease) in Cash	(540,080)	1,010,659	545,339	(16,430)
Cash, beginning of period	550,458	5,119	5,119	21,549
Cash, end of period	10,378	1,015,778	550,458	5,119
SUPPLEMENTAL CASH FLOW DISCLOSURE:
Cash paid for interest	852	983	30,775	35,467
Non-cash investing and financing activities:
Issuance of common stock for principle due on convertible note	$ 0	$ 317,029	$ 582,029	$ 790,987